Business Acquisition - Schedule of Movement of Carrying Value of Equity Method Investment (Detail) - USD ($)	2 Months Ended	12 Months Ended
	Feb. 13, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiary or Equity Method Investee [Line Items]
Balance at beginning of the period		$ 0
Share of loss of equity investee for the period		0	$ 0	$ 38,000
Balance at end of the period		0	0
Fair value gain on re-measurement of equity investee		$ 0	$ 0	(1,161,000)
Buzzinate Company Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Balance at beginning of the period	$ 533,000			$ 533,000
Share of loss of equity investee for the period	(38,000)
Balance at end of the period	495,000
Fair value gain on re-measurement of equity investee	1,161,000
Equity method investment, fair value	$ 1,656,000